Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2007	Sep. 30, 2013 Global Brass and Copper Employees Excluding Chase [Member]	Dec. 31, 2012 Global Brass and Copper Employees Excluding Chase [Member]	Sep. 30, 2013 Chase [Member]	Dec. 31, 2012 Chase [Member]
Commitments And Contingencies [Line Items]
Comprehensive Medical Plans, Stop loss policy deductible					$ 275	$ 275	$ 100	$ 100
Maximum comprehensive Medical Plans, Stop loss policy deductible							2,000	2,000
Annual workers' compensation costs				500
Rental expense under all operating leases	$ 3,606	$ 3,603	$ 3,543